Investment Objectives and Goals - VanEck U.S. Equity Buffer ETF - October	Sep. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Equity Buffer ETF - October
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The investment objective of the VanEck U.S. Equity Buffer ETF - October (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 13.75% while providing a buffer (before fees and expenses) against the first 17.00% of Underlying ETF losses, over the period from approximately October 1, 2026 through September 30, 2027.